Schedule of Reconciliation of Exploration And Evaluation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Exploration And Evaluation
Opening balance	$ 92,117,750	$ 81,070,075
Additions	6,978,760	10,974,363
Revaluation due to foreign exchange	1,039,215	73,312
Carrying amount at end of year	$ 100,135,725	$ 92,117,750